UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10415
                                                     ---------

                     Lazard Alternative Strategies Fund, LLC
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
             -------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-632-1584
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


Lazard Alternative Strategies Fund, LLC
---------------------------------------

FINANCIAL STATEMENTS
For the Six Months Ended September 30, 2006 (Unaudited)

Lazard Alternative Strategies Fund, LLC
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Management Commentary                                                          1

Schedule of Investments                                                        3

Statement of Assets, Liabilities and Members' Capital - Net Assets             5

Statement of Operations                                                        6

Statement of Changes in Members' Capital - Net Assets                          7

Statement of Cash Flows                                                        8

Notes to Financial Statements                                                  9

Additional Information                                                        16

[LOGO OMITTED]                                              Administrator
                                                            PFPC Inc.
                                                            400 Bellevue Parkway
                                                            Wilmington
                                                            Delaware  19809
                                                            Tel: 302-791-2595
                                                            Fax: 302-791-4076

Lazard Alternative Strategies Fund, LLC
--------------------------------------------------------------------------------
November 2006


Dear Investor,

LAZARD ALTERNATIVE STRATEGIES FUND, LLC (the "Company") posted a 0.2% return over the six-month period ending September 30, 2006. Since inception on September 1, 2001, the Fund has posted annualized return of 6.7%, net of all fees. In addition, since inception, the Fund's 3.0% volatility is within its targeted volatility of 3% to 5%.


                                                       April 1, 2006 to                                     Annualized since
                                                          Sept 30, 2006            YTD 2006                 September 1, 2001
------------------------------------------------------------------------------------------------------------------------------------
                                                         Rate of Return      Rate of Return      Rate of Return        Volatility(2)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Alternative Strategies Fund, LLC(1)                         0.2%                5.5%                6.7%               3.0%
------------------------------------------------------------------------------------------------------------------------------------
CSFB/ Tremont Hedge Fund Index(3)                                  2.1%                7.6%                8.7%               3.5%
------------------------------------------------------------------------------------------------------------------------------------
HFR Fund of Funds Diversified Index(3)                            -0.2%                4.7%                6.2%               3.6%
------------------------------------------------------------------------------------------------------------------------------------
HFRX Global Hedge Fund Index(3)                                    0.0%                3.8%                5.6%               3.5%
------------------------------------------------------------------------------------------------------------------------------------


Correlation Analysis (September 1, 2001 - September 30, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                     MSCI World Index(4)          S&P 500(4)       Lehman Aggregate
                                                                                                       Bond Index(4)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Alternative Strategies Fund, LLC                           0.39                0.27                    0.01
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT BY STRATEGY

[CHART OMITTED]
[EDGAR REPRESENTATION OF DATA FOLLOWS]

Other Assets, less
Liabilities
19.79%

Event Driven
20.40%

Tactical Trading
13.91%

Relative Value
16.40%

Long/Short
29.50%

------------------------
(1) Returns are final and are reported net of fees, including any incentive allocation. Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on management fee, Incentive Allocation and the timing of capital contributions. Past performance, wherever stated in this letter, is not indicative of future results.

(2) Volatility is measured as annualized standard deviation. The Company's goal of maintaining a diversified portfolio of strategies and managers that are primarily focused on risk-adjusted alpha generation is designed to result in a return series with relatively controlled risks, which Lazard estimates to be within the targeted volatility range.

(3) The underlying hedge funds held by the Company may differ significantly from the funds that comprise the indices.

(4) The investment programs of the Company, and the hedge funds in which it invests, are not restricted to securities comprising these indices. The underlying hedge funds may use various techniques, such as short selling, which may not be reflected in these indices.

[LOGO OMITTED]

LAZARD
--------------------------------------------------------------------------------

Global capital markets were mixed over the second and third calendar quarters. In the second quarter, positive returns in April were not quite enough to offset negative returns in May and June, leading to a modest loss for the period, net of fees. Despite a global markets rebound during the third quarter, hedge funds struggled to generate consistent returns. Positive returns for August and September were minimized by negative returns in July, leading to a gain for the quarter, just sufficient enough to make to make the six month period marginally positive!

U.S. equities were mixed. The S&P 500 and Dow Jones Industrials offset the Q2 loss and rose 4.2% and 5.1% while the NASDAQ Composite and Russell 2000 fell -3.5% and -4.6% respectively. Equity implied volatility indicies (the S&P 500's VIX Index and NASDAQ's VXN Index) both fell during the period.

During the third quarter, U.S. Treasury yields fell roughly -50 bps in the middle of the curve (3 year and 10 year), slightly less in 2 years and 30 years. Short term rates remain higher on the year versus long term rates, which are only up approximately 20 bps year to date.

The U.S. dollar continued to rally versus the Japanese yen, ending the quarter at (Y)118.18/$, up 0.3%. However, the dollar fell against the euro, ending the period down -4.6% at $1.267/(euro). Commodity prices were mostly weaker. Crude oil fell -5.6% and natural gas fell an additional -22.1%, to roughly -50% year to date. Soft commodities were mixed with sugar down -39.4% and cocoa up 1.1%. Gold appreciated 2.9% during the period and base metals were strong with copper up 40.0% and zinc up 25.9%.

The Company continues to maintain a diversified portfolio of alpha-seeking strategies with limited systematic market exposure that pursue opportunities across all of the major hedge fund strategies: Relative Value, Event Driven, Long/Short and Tactical Trading.

Our portfolio continues to evolve as we try and understand the changing opportunities within the dynamic global capital markets. The optimism about the potential for stock-picking alpha from Long/Short managers we expressed earlier remains. Correlations across equity sectors and regions remain low, providing excellent opportunities for managers to find rewarding investments despite potentially tepid performance from broad indices.

As always, please do not hesitate to call us with any questions or comments.

Sincerely,


/s/ Kit Boyatt
-----------------
Kit Boyatt
Director
Lazard Asset Management LLC


/s/ Christian Frei
-------------------
Christian Frei
Director
Lazard Asset Management LLC


/s/ Chris Heasman
------------------
Chris Heasman
Director
Lazard Asset Management LLC

All information on allocations to hedge funds is as of September 30, 2006. The Company's allocations to various strategies, sub-styles, and hedge funds may change significantly over time.

(C) Lazard Asset Management LLC, 2006

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                    PERCENTAGE
                                                                                       OF
                                                                                     MEMBERS'
                                                                         COST        CAPITAL        FAIR VALUE
                                                                     -----------    ----------      -----------
INVESTMENTS IN PORTFOLIO FUNDS (80.21%) #

EVENT DRIVEN (20.40%)
Exton Capital Partners, L.P.                                         $ 3,000,000      2.80%         $ 3,171,489
Farallon Capital Partners, L.P.                                        2,500,000      4.63%           5,247,693
Litespeed Partners, L.P.                                               5,000,000      5.44%           6,170,813
Paulson Advantage, L.P.                                                3,500,000      3.13%           3,552,291
Spinnaker Global Emerging Markets Fund, LTD                                    -      1.95%           2,208,409
Spinnaker Global Strategic Fund, LTD                                   1,500,000      2.45%           2,780,564
                                                                     -----------                    -----------
                                                                      15,500,000                     23,131,259
                                                                     -----------                    -----------
LONG/SHORT (29.50%)
Arience Capital Partners I, L.P.                                       4,350,000      5.43%           6,153,463
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.                3,500,000      3.03%           3,438,729
Braddock Partners, L.P.                                                6,500,000      6.95%           7,879,871
Concentric European Fund, LLC                                          3,500,000      3.11%           3,530,488
Diamondback Partners, L.P.                                             5,000,000      4.98%           5,652,951
Jetstream Global Fund L.P.                                             5,000,000      6.00%           6,811,317
                                                                     -----------                    -----------
                                                                      27,850,000                     33,466,819
                                                                     -----------                    -----------
RELATIVE VALUE (16.40%)
CRC Global Structured Credit Fund, LTD                                 6,000,000      6.89%           7,818,737
IFL Victoria Fund, L.P.                                                3,250,000      2.98%           3,381,306
MKM Longboat Multi-Strategy Fund, L.P.                                 3,750,000      3.40%           3,852,900
Octave-1, LTD                                                             54,247      0.03%              37,187
West Side Partners, L.P.                                               2,279,645      3.10%           3,516,911
                                                                     -----------                    -----------
                                                                      15,333,892                     18,607,041
                                                                     -----------                    -----------

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2006 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


                                                                                    PERCENTAGE
                                                                                       OF
                                                                                     MEMBERS'
                                                                         COST        CAPITAL        FAIR VALUE
                                                                     -----------    ----------      -----------
INVESTMENTS IN PORTFOLIO FUNDS (CONCLUDED)


TACTICAL TRADING (13.91%)
Alternative Treasury Strategy, LLC                                   $ 3,500,000      3.27%       $   3,714,589
Graham Global Investment Fund, LTD                                     2,750,000      3.40%           3,853,655
The Blenheim Fund, L.P.                                                4,500,000      3.67%           4,165,725
Third Wave Global Macro, L.P.                                          3,800,000      3.57%           4,045,808
                                                                     -----------                  -------------
                                                                      14,550,000                     15,779,777
                                                                     -----------                  -------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                                 $73,233,892                     90,984,896
                                                                     ===========
OTHER ASSETS, LESS LIABILITIES (19.79%)                                                              22,452,819
                                                                                                  -------------
MEMBERS' CAPITAL - NET ASSETS (100.00%)                                                           $ 113,437,715
                                                                                                  =============


# Non-income producing security



                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC


STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                               SEPTEMBER 30, 2006
                                                                                               ------------------
ASSETS

Investments in Portfolio Funds, at fair value (cost - $73,233,892)                              $    90,984,896
Redemption receivable of Portfolio Funds                                                             20,325,834
Cash and cash equivalents                                                                             3,432,323
Prepaid redemption                                                                                       69,254
Interest receivable                                                                                       9,608
                                                                                                ---------------

       TOTAL ASSETS                                                                                 114,821,915
                                                                                                ---------------

LIABILITIES

Advanced contributions                                                                                  525,000
Redemption payable from contributing members' accounts                                                  328,368
Redemption payable from Special Member Account                                                           37,707
Management fee payable                                                                                  278,581
Professional fees payable                                                                               165,324
Board of Managers' fees payable                                                                          13,933
Other accrued expenses                                                                                   35,287
                                                                                                ---------------

       TOTAL LIABILITIES                                                                              1,384,200
                                                                                                ---------------

             NET ASSETS                                                                         $  113,437,715
                                                                                                ===============
MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions (net)                                                                     $    79,957,992
Accumulated net investment loss                                                                      (6,622,522)
Accumulated net realized gains                                                                       22,351,241
Accumulated net unrealized appreciation on investments                                               17,751,004
                                                                                                ---------------

       MEMBERS' CAPITAL - NET ASSETS                                                            $   113,437,715
                                                                                                ===============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC


STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                   FOR THE SIX
                                                                                                   MONTHS ENDED
                                                                                               SEPTEMBER 30, 2006
                                                                                               ------------------
INVESTMENT INCOME
       Interest                                                                                 $       110,475
                                                                                                ---------------
       TOTAL INVESTMENT INCOME                                                                          110,475
                                                                                                ---------------

EXPENSES

OPERATING EXPENSES:
       Management fees                                                                                  573,209
       Professional fees                                                                                112,003
       Accounting and administration fees                                                                82,143
       Board of Managers' fees                                                                           36,911
       Custodian fees                                                                                    11,576
       Miscellaneous                                                                                     28,040
                                                                                                ---------------
       TOTAL OPERATING EXPENSES                                                                         843,882
                                                                                                ---------------
       NET INVESTMENT LOSS                                                                             (733,407)
                                                                                                ---------------

       NET REALIZED GAIN FROM INVESTMENTS                                                            17,525,444
       NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                                         (16,635,310)
                                                                                                ---------------

       NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                                890,134
                                                                                                ---------------

       INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                          $       156,727
                                                                                                ===============


                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC


STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

For six months ended September 30, 2006 (unaudited) and the year ended March 31, 2006:


                                                                         CONTRIBUTING             SPECIAL
                                                                            MEMBERS               MEMBER             TOTAL
                                                                         -------------           ---------       -------------

MEMBERS' CAPITAL AT MARCH 31, 2005                                       $ 197,284,333           $  16,456       $ 197,300,789

     Capital contributions                                                  33,360,684                  -           33,360,684
     Capital distributions                                                (132,317,865)           (939,495)       (133,257,360)
     Net investment loss                                                    (1,788,813)                  -          (1,788,813)
     Net realized gain from investments                                      1,911,789                   -           1,911,789
     Net change in unrealized appreciation on investments                   13,719,550                   -          13,719,550
     Actual Incentive Allocation from
       January 1, 2005 to December 31, 2005                                   (939,495)            939,495                   -
     Reverse accrued Incentive Allocation of
       January 1, 2005 to March 31, 2005                                        16,456             (16,456)                  -
     Accrued Incentive Allocation for
       January 1, 2006 to March 31, 2006                                      (608,800)            608,800                   -
                                                                         -------------           ---------       -------------
MEMBERS' CAPITAL AT MARCH 31, 2006                                       $ 110,637,839           $ 608,800       $ 111,246,639

     Capital contributions                                                   8,873,707                   -           8,873,707
     Capital distributions                                                  (6,801,651)            (37,707)         (6,839,358)
     Net investment loss                                                      (733,407)                  -            (733,407)
     Net realized gain on investments                                       17,525,444                   -          17,525,444
     Net change in unrealized appreciation on  investments                 (16,635,310)                  -         (16,635,310)
     Actual Incentive Allocation from
       April 1, 2006 to September 30, 2006                                     (37,707)             37,707                   -
     Accrued incentive allocation from
       April 1, 2006 to September 30, 2006                                      27,610             (27,610)                  -
                                                                         -------------           ---------       -------------
MEMBERS' CAPITAL AT SEPTEMBER 30, 2006                                   $ 112,856,525           $ 581,190       $ 113,437,715
                                                                         =============           =========       =============

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC



STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                               FOR THE SIX
                                                                                                               MONTHS ENDED
                                                                                                            SEPTEMBER 30, 2006
                                                                                                            ------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Increase in members' capital derived from investment activities                                                 $   156,727
    Adjustments to reconcile increase in members' capital derived from investment activities to net cash provided by operating activities:
       Purchases of Portfolio Funds                                                                             (29,050,000)
       Proceeds from redemption of Portfolio Funds                                                               31,572,298
       Net realized gain from investments                                                                       (17,525,444)
       Net change in unrealized depreciation on investments                                                      16,635,310
       Increase in interest receivable                                                                               (2,748)
       Increase in management fee payable                                                                            24,568
       Increase in professional fees payable                                                                         45,105
       Increase in Board of Managers' fees payable                                                                       34
       Increase in other accrued expenses                                                                             3,343
                                                                                                                -----------
       Net cash provided by operating activities                                                                  1,859,193
                                                                                                                -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
       Capital contributions, net of change in advance contributions                                              5,944,407
       Capital distributions, net of change in redemptions payable and prepaid redemption                       (11,854,092)
                                                                                                                -----------
       Net cash used in financing activities                                                                     (5,909,685)
                                                                                                                -----------

Net decrease in cash and cash equivalents                                                                        (4,050,492)
Cash and cash equivalents at beginning of period                                                                  7,482,815
                                                                                                                -----------
Cash and cash equivalents at end of period                                                                      $ 3,432,323
                                                                                                                ===========



                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lazard Alternative Strategies Fund, LLC (the "Company") was organized as a Delaware limited liability company on May 31, 2001. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The objective of the Company is to achieve long-term capital appreciation. The Company seeks to achieve its objective through the allocation of capital among selected alternative asset managers (the "Portfolio Managers") or the funds they operate ("Portfolio Funds"). The Company primarily invests in Portfolio Funds which are unregistered funds. Lazard Alternatives, LLC, a subsidiary of Lazard Asset Management LLC ("LAM"), a Delaware limited liability company, serves as the Company's investment adviser and manager (herein referred to as the "Investment Adviser" or "Lazard Alternatives") pursuant to an investment advisory agreement under which it directs the Company's investment program and pursuant to a management agreement under which it provides management and administration services to the Company. Lazard Alternative Strategies Holdings, LLC (the "Special Member"), an affiliate of the Investment Adviser holds a non-voting special member interest (the "Special Member Account") in the Company for the purpose of receiving the incentive allocation. Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company (the "Board of Managers").

2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

     A. NET ASSET VALUATION

     The net asset value of the Company is determined as of the close of business on the last business day of each month (the "Valuation Date"). The Company values interests in Portfolio Funds at fair value, which ordinarily will be the value determined by their Portfolio Managers in accordance with the policies established by the relevant Portfolio Fund. Investments in Portfolio Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memoranda (the "Agreements").

     The Company's investments in Portfolio Funds are carried at fair value as determined by the Company's pro rata interest in the net assets of each Portfolio Fund based on the financial data supplied by the Portfolio Funds, and are net of management and performance fees, incentive fees, or allocations payable to the Portfolio Managers as required by the Portfolio Funds' Agreements. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Portfolio Fund's financial statements.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. NET ASSET VALUATION (CONTINUED)

     Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Portfolio Funds as a return of capital.

     Interest income is recorded on an accrual basis. The Portfolio Funds do not make regular cash distributions of income and gains and so are considered non-income producing securities.

     Information about the underlying investments held by the Portfolio Funds is not readily available, so it is unknown whether the Portfolio Funds hold any single investment whereby the Company's proportionate share exceeds 5% of the Company's net assets at September 30, 2006.

     B. COMPANY EXPENSES

     The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board of Managers. The Company will also bear the management fee paid to the Investment Adviser.

     C. INCOME TAXES

     As the Company will be treated as a partnership for federal, state and local income tax purposes, each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for the payment of federal, state or local income taxes has been made.

     D. CASH EQUIVALENTS

     The Company treats all interest bearing accounts and highly liquid financial instruments that mature within three months from the date of purchase as cash equivalents. At September 30, 2006, $2,578,814 was held in an interest bearing account at PNC Bank, $525,141 was held in a non interest bearing escrow account at PNC Bank, and $328,368 was held in cash equivalents in the BlackRock Liquidity Temp Fund, segregated for payment of repurchase interests held back during the period.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting year. Actual results could differ from these estimates.

3.   NEW ACCOUNTING PRONOUNCEMENT

     In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an
     Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Company, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. The Investment Adviser has recently begun to evaluate the application of the Interpretation to the Company, and is not in a position at this time to estimate the significance of its impact, if any, on the Company's financial statements.

4.   MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

     Lazard Alternatives provides certain administration and investor services to the Company, including, among other things, providing office space and other support services to the Company, preparing marketing and investor communications, maintaining and preserving certain records of the Company, preparing and filing various materials with state and federal regulators, providing certain legal and regulatory advice in connection with administrative functions and reviewing and arranging for payment of the Company's expenses.

     As the Investment Adviser, Lazard Alternatives is also responsible for managing the Company's assets and selecting Portfolio Funds. In consideration for such services, the Company pays Lazard Alternatives a quarterly management fee of 0.25% (1% on an annualized basis) of the Company's net assets.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

4. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     Net profits or net losses of the Company for each allocation period are allocated among and credited to or debited against the capital accounts of all members (but not the Special Member Account) as of the last day of each allocation period in accordance with members' respective investment percentages for the allocation period. Generally at the end of each calendar year an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Investment Adviser's capital account) and credited to the Special Member Account; provided, however, that such Incentive Allocation will only be payable if the percentage increase in the member's capital account balance during such calendar year, or such lesser period corresponding to such member's investment, attributable to the net profits credited to the member's capital account during such period (before deduction for Incentive Allocation) exceeds the "Hurdle Rate". The Hurdle Rate is the average of the month-end LIBOR rates (London Interbank Offered Rates for U.S. Dollar deposits with a three month term). The accrued Incentive Allocation for the nine months ended September 30, 2006 was $618,897 and for the six months ended September 30, 2006 was $(27,610).

     Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the 1940 Act ("Independent Managers"), receives an annual retainer of $6,000 plus a fee for each meeting attended. Currently, one Manager is an "interested person" of the Company. All Independent Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company. PFPC Inc. serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, and investor related services. The Company pays a monthly fee to the administrator based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of the administrator's expenses.

5.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from redemption of Portfolio Funds for the six months ended September 30, 2006 amounted to $32,350,000 and $38,587,084, respectively. The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Company from the Portfolio Funds. The allocated taxable income is reported to the Company by the Portfolio Funds. The Company has not received information from the Portfolio Funds as to the amounts of taxable income allocated to the Company as of September 30, 2006.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

6.   RISK FACTORS

     An investment in the Company involves a high degree of risk, including the risk that the entire amount invested may be lost. The Company allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter-party defaults. No guarantee or representation is made that the investment program will be successful.

     The Company maintains cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

     So as to satisfy certain prohibitions on affiliated transactions imposed by the 1940 Act, the Company may limit its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities. Alternatively, to facilitate investments in Portfolio Funds deemed attractive by the Investment Adviser, the Company may purchase non-voting securities of, or waive its right to vote some or all securities in, certain Portfolio Funds. In cases where the Company purchases non-voting securities of, or waives its right to vote securities in, a Portfolio Fund, the Company will not be able to vote on matters that required the approval of security holders of the Portfolio Fund, including matters that may be adverse to the Company's and its members' interests.

     Some of the Portfolio Funds may invest all or a portion of their assets in private placements which may be illiquid. Some of these investments are held in so-called "side pockets", sub-funds within the Portfolio Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Portfolio Funds may provide. Were the Company to seek to liquidate its investment in a Portfolio Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Company might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Company fully liquidated its interest in the Portfolio Fund, the value of its investment would fluctuate. As of September 30, 2006, 2.89% of the investments in Portfolio Funds by the Company was invested in side pockets.

7.   PORTFOLIO FUNDS

     The following is a summary of the investment objective and liquidity provisions of the Portfolio Funds that exceed 5% of the Company's members' capital at September 30, 2006.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

7.   PORTFOLIO FUNDS (CONTINUED)

     Arience Capital Partners I, L.P. employs a value oriented, long-short investment program, targeting long-term returns, in a non-correlated, risk controlled fashion. The investment manager generally will seek investment opportunities in individual equity positions, which it believes has the return potential of at least 50% over a 12 to 24 month period. Arience Capital Partners I, L.P. allows limited partners to redeem all or a portion of capital as of the last day of any fiscal quarter if the account has been held for more than a year.

     Braddock Partners, L.P. seeks to generate superior or above average capital appreciation through multiple investment strategies primarily in public markets. Braddock Partners, L.P. allows for redemptions as of the last day of each fiscal year on or after the one-year anniversary of such limited partner's initial investment in the partnership upon giving at least sixty days' written notice.

     CRC Global Structured Credit Fund, LTD seeks to generate superior returns by investing primarily in asset backed securities and other collaterized debt obligations and structured credits. CRC Global Structured Credit Fund, LTD allows for redemptions as of the last business day of any calendar month, or at such other time as the directors may determine at the then prevailing redemption price, provided that a written notice was received at least ninety days prior to the redemption date.

     Jetstream Global Fund L.P. seeks to achieve growth of capital primarily by investing in common stocks and using short sales and leverage as significant strategies. Jetstream Global Fund L.P. allows for redemptions as of the last day of each calendar quarter or such other dates as the general partner in its discretion shall determine; provided that the account has been held for more than one year and at least thirty days' written notice was given prior to the redemption date.

     Litespeed Partners, L.P. seeks to generate attractive risk-adjusted returns with minimal market exposure uncorrelated to the broad equity market. Litespeed Partners, L.P. allows investors to redeem as of each December 31; provided, however that a limited partner may not withdraw until the December 31 that occurs at least one year after the date of such contribution.

8.   REPURCHASE OF COMPANY INTERESTS

     The Board of Managers may, from time to time and in its sole discretion, determine to cause the Company to repurchase interests or portions of interests in the Company from members pursuant to written tenders by members. The Investment Adviser expects that it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice in each year, effective as of June 30th and December 31st of each year.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

--------------------------------------------------------------------------------

9.   GUARANTEES

     In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Company's experience, the risk of loss from such claims is considered remote.

10.  FINANCIAL HIGHLIGHTS INFORMATION


                                        FOR THE SIX
                                        MONTHS ENDED
                                     SEPTEMBER 30, 2006    YEAR ENDED       YEAR ENDED        YEAR ENDED       YEAR ENDED
                                        (UNAUDITED)       MARCH 31, 2006   MARCH 31, 2005   MARCH 31, 2004    MARCH 31, 2003
                                        -----------      ---------------- ---------------  ---------------    --------------
Total return before Incentive
      Allocation*                             0.17%            10.73%             4.65%           11.49%            6.94%
Incentive Allocation                         (0.01)%           (1.09)%           (0.46)%          (1.15)%          (0.69)%
                                          --------          --------          --------         --------          -------
Total net return after

      Incentive Allocation*                   0.16%             9.64%             4.19%           10.34%            6.25%
                                          ========          ========          ========         ========          =======

Net assets, end of period (000)           $113,438          $111,247          $197,301         $120,874          $50,819

Portfolio Turnover                              32%               28%               27%               9%              58%


Annualized ratios to average net assets:
Net investment loss                          (1.28)%           (1.04)%           (1.27)%          (1.54)%          (1.95)%

Operating expenses, excluding
      waivers                                 1.47%             1.33%             1.34%            1.55%            2.02%
Incentive Allocation                         (0.02)%+           0.89%             0.43%            1.04%            0.80%
                                          ---------          -------            ------         --------          -------
Total expenses and Incentive
      Allocation before waivers               1.45%             2.22%             1.77%            2.59%            2.82%


 Expenses waived                                 -                 -                 -                -            (0.02)%
                                          --------          --------          --------         --------          -------

Net Expenses                                  1.45%             2.22%             1.77%            2.59%            2.80%
                                          ========          ========          ========         ========          =======

* Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on management fee, Incentive Allocation and the timing of capital contributions. Total returns for a period of less than a full year are not annualized.

+ Incentive Allocation ratio is not annualized.


11.  SUBSEQUENT EVENTS

     Throughout the normal course of business from October 1, 2006 to November 1, 2006, there were additional capital contributions of $457,331 and $269,255, respectively.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC

ADDITIONAL INFORMATION (UNAUDITED) - SEPTEMBER 30, 2006
--------------------------------------------------------------------------------

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available at the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov and may be obtained at no additional charge by calling collect 212-632-6409. The Company's proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling collect 212-632-6409 and
(2) on the SEC's website at www.sec.gov. INFORMATION AS OF JUNE 30 EACH YEAR WILL GENERALLY BE AVAILABLE BY THE FOLLOWING AUGUST 31.

The Company will file a complete portfolio schedule with the SEC within 60 days after the end of the first and third fiscal quarters. The Form N-Q will be available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595. The Company's Form N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Lazard Alternative Strategies Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                           Michael Rome, Chief Executive Officer
                           (principal executive officer)

Date                       11/28/2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Rome
                         -------------------------------------------------------
                          Michael Rome, Chief Executive Officer
                          (principal executive officer)

Date                      11/28/2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Jagatnarine Churaman
                         -------------------------------------------------------
                          Jagatnarine Churaman, Chief Financial Officer (principal financial officer)

Date                      11/28/2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.